Consolidated Statements of Changes in Equity / (Deficit) - USD ($)	Share Capital [Member]	Series B Convertible Preferred Shares [Member]	Equity Portion of Debentures [Member]	Reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2023	$ 75,528,238	$ 0	$ 0	$ 13,066,183	$ (141,443)	$ (60,790,972)	$ 27,662,006
Balance (shares) at Mar. 31, 2023	2,471,662	0
Shares issued for cash	$ 520,892						520,892
Shares issued for cash (shares)	18,882
Share issuance costs	$ (14,904)						(14,904)
Shares issued for exercise of options	$ 359,767			(149,805)			209,962
Shares issued for exercise of options (shares)	8,572
Fair value of stock options forfeited				(112,848)		112,848	0
Share based payments				1,502,112			1,502,112
Cumulative translation reserve					29,547		29,547
Net loss for the period						(18,342,796)	(18,342,796)
Balance at Mar. 31, 2024	$ 76,393,993	$ 0	0	14,305,642	(111,896)	(79,020,920)	11,566,819
Balance (shares) at Mar. 31, 2024	2,499,116	0
Shares issued in unit transaction	$ 4,967,645						4,967,645
Shares issued in unit transaction (shares)	450,000
Share issuance costs	$ (823,376)						(823,376)
Warrants issued in unit transaction				358,205			358,205
Warrant issuance costs				(60,832)			(60,832)
Fair value of stock options forfeited				(260,861)		260,861	0
Share based payments				897,468			897,468
Cumulative translation reserve					151,553		151,553
Net loss for the period						(18,663,448)	(18,663,448)
Balance at Mar. 31, 2025	$ 80,538,262	$ 0	0	15,239,622	39,657	(97,423,507)	(1,605,966)
Balance (shares) at Mar. 31, 2025	2,949,116	0
Shares issued for cash	$ 455,098						455,098
Shares issued for cash (shares)	98,803
Share issuance costs	$ (113,388)						(113,388)
Bonus shares issued to related parties	$ 1,125,000						1,125,000
Bonus shares issued to related parties (shares)	1,073,792
Preferred Shares converted to common shares	$ 624,000						624,000
Preferred Shares converted to common shares (shares)	907,558
Related party loans converted into Pref B shares		$ 3,865,632					3,865,632
Related party loans converted into Pref B shares (shares)		4,200
Dividends on Pref B shares		$ 49,498				(49,498)	0
Equity portion of debentures issued			1,097,308				1,097,308
Warrants issued				1,225,000			1,225,000
Investment write-down in Lion Truck Body Inc.				87,127		(87,127)	0
Share based payments				279,546			279,546
Cumulative translation reserve					73,342		73,342
Net loss for the period						(5,476,778)	$ (5,476,778)
Net fractional shares as a result of share consolidation (shares)	22						0
Balance at Mar. 31, 2026	$ 82,628,972	$ 3,915,130	$ 1,097,308	$ 16,831,295	$ 112,999	$ (103,036,910)	$ 1,548,794
Balance (shares) at Mar. 31, 2026	5,029,291	4,200